Schedule of Fair Value of Warrants Assumptions (Details)	6 Months Ended
	Jun. 30, 2021 $ / shares shares
February 2021 Placement agent Warrants - Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares | shares	1,435,682
Weighted average share price, share options granted	$ 1.48
Exercise price, share options granted	$ 1.8125
Risk-free annual interest rate	0.58734%	[1]
Expected volatility	119.18%	[2]
Expected dividend yield	0.00%	[3]
Expected life (years)	4 years 11 months 26 days	[4]
February 2021 Placement agent Warrants - Underwriter Option [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares | shares	215,352
Weighted average share price, share options granted	$ 1.48
Exercise price, share options granted	$ 1.8125
Risk-free annual interest rate	0.58544%	[1]
Expected volatility	119.57%	[2]
Expected dividend yield	0.00%	[3]
Expected life (years)	4 years 11 months 23 days	[4]

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[2]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
[3]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[4]	Based upon time to expiry from the issuance date.